Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jun. 26, 2020	Jun. 25, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 27,806	$ 16,898				$ 10,395
Accounts receivable (net of allowances of $723 and $955, respectively)	72,205	56,423				55,031
Inventories	191,837	111,699				121,129
Prepaid expenses and other current assets	11,807	5,045				7,283
Total current assets	303,655	190,065				193,838
Property, Plant and Equipment, net	49,752	47,285				20,340
Other Assets
Operating lease right-of-use assets	18,749	12,193	$ 15,200			0
Goodwill	236,895	153,537	$ 122,202	$ 113,170		130,870	$ 130,870
Other intangible assets, net	283,845	184,527				251,243
Deferred tax assets, net	2,479	2,671				1,368
Other assets	6,926	6,260				2,192
Total Assets	902,301	596,538				599,851
Current Liabilities
Accounts payable	36,915	25,200				26,240
Accrued expenses and other current liabilities	34,616	29,029				28,040
Contingent consideration payable	52,672	0
Current portion of operating lease liabilities	5,074	3,623				0
Current portion of long-term debt	3,750	7,000				0
Total current liabilities	133,027	64,852				54,280
Non-Current Liabilities
Long-term debt	385,257	172,662				0
Warrant liabilities	7,999	0
Deferred tax liabilities, net	52,722	23,297				31,538
Operating lease liabilities, less current portion	16,281	11,324				0
Other liabilities	16,230	15,557				17,883
Total Liabilities	611,516	287,692				112,101
Commitments and Contingencies (Note 9)	0	0				0
Stockholders’ Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2021 and December 31, 2020	0	0				0
Common stock, $0.0001 par value; 220,000,000 shares authorized; 38,426,669 shares issued and outstanding at March 31, 2021 and December 31, 2020	4	4				0
Additional paid-in capital	322,758	325,679				0
Accumulated deficit	(38,544)	(25,442)				0
Accumulated other comprehensive income	6,567	8,605				0
Total stockholders’ equity	290,785	308,846		$ 233,666	$ 444,997	487,750	$ 484,492	$ 499,136
Total Liabilities and Stockholders’ Equity	$ 902,301	$ 596,538				$ 599,851